UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	3-31-00

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Whitman Capital, Inc.
Address:	525 University Avenue, Suite 701, Palo Alto, CA  94301

Form 13F File Number:	28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas F. Whitman
Title:	President
Phone:	(650) 325-9700

Signature, Place and Date of Signing:

	Douglas F. Whitman			Palo Alto, CA			5-__-2000
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:		346,804


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER    VOTING   AUTHORITY
NAME OF ISSUER          TITLE OF CLASS           CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------

3COM CORP                     COM             885535104     1248     224500   SH        Sole                224500
ACT MFG INC                   COM             973107        10886    194614   SH        Sole                194614
BROOKTROUT INC                COM             114580103     7563     260800   SH        Sole                260800
CISCO SYS INC                 COM             17275R102     34582    447300   SH        Sole                447300
CITIRX SYS INC                COM             177376100     41526    626800   SH        Sole                626800
DSP GROUP INC                 COM             2332B106      24856    376600   SH        Sole                376600
EXODUS COMMUNICATIONS         COM             302088109     38272    272400   SH        Sole                272400
FLEXTRONICS INTL LTD          COM             Y2573F102     22836    324200   SH        Sole                324200
GALILEO TECHNOLOGY LTD        COM             M47298100     3582     196300   SH        Sole                196300
GEMSTAR INTL GROUP LTD        COM             G3788V106     4300     50000    SH        Sole                50000
MACROMEDIA                    COM             556100105     5437     60200    SH        Sole                60200
PAIRGAIN TECHNOLOGIES, INC    COM             695934109     4756     191200   SH        Sole                191200
POLYCOM INC                   COM             73172K104     30856    389661   SH        Sole                389661
PUMA TECHNOLOGY, INC          COM             745887109     405      8000     SH        Sole                8000
QLOGIC, CORP                  COM             747277101     57344    423200   SH        Sole                423200
RSA SEC INC                   COM             749719100     18596    358900   SH        Sole                358900
TELECOM SEMI INC              COM             87921P107     8757     289500   SH        Sole                289500
VERITAS SOFTWARE CO           COM             923436109     445      3400     SH        Sole                3400
LEGATO SYSTEMS                COM             5246511061    20931    469052   SH        Sole                469052
NETMANAGE                     COM             641144100     290      51300    SH        Sole                51300
OBJECTIVE COMM                COM             674424106     1344     88500    SH        Sole                88500
PACIFIC GATEWAY               COM             694327107     1507     10260    SH        Sole                10260


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